UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.

Schedules of Investments (unaudited)
September 30, 2004

Seligman Capital Portfolio

	Shares or
	Principal
	Amount		Value
Common Stocks 97.7%
Aerospace and Defense 3.1%
BE Aerospace*	6,900	shs.	$62,824
Precision Castparts	3,300		198,165
Rockwell Collins	5,500		204,270
			465,259
Air Freight and Logistics 1.0%
Expeditors International of Washington	2,800		144,718
Airlines 1.4%
Southwest Airlines	15,100		205,662
Auto Components 0.5%
Gentex*	2,200		77,231
Biotechnology 6.1%
Amylin Pharmaceuticals*	3,700		75,906
Biogen Idec*	785		48,015
Enzon Pharmaceuticals*	5,800		92,481
Eyetech Pharmaceuticals*	1,500		50,925
Gen-Probe*	1,500		59,917
Genzyme*	2,400		130,380
Human Genome Sciences*	9,600		104,592
Martek Biosciences*	2,100		102,322
MedImmune*	5,400		127,899
Millennium Pharmaceuticals*	3,700		50,561
Serologicals*	3,200		74,672
			917,670
Building Products 0.9%
American Standard*	3,300		128,403
Chemicals 2.9%
Airgas	8,200		197,374
Cytec Industries	4,700		230,065
			427,439
Commercial Services and Supplies 15.0%
ARAMARK (Class B)	13,700		330,718
Avery Dennison	2,000		131,560
Cintas	7,200		302,508
Iron Mountain*	4,850		164,173
Manpower	5,800		258,042
Herman Miller	13,800		339,549
Monster Worldwide	9,400		231,757
Robert Half International*	10,200		262,854
United Rentals*	14,200		225,638
			2,246,799
Communications Equipment 1.8%
Juniper Networks*	9,600		226,608
Lucent Technologies*	13,600		43,112
			269,720
Computers and Peripherals 0.9%
Network Appliance*	5,600		128,856
Construction and Engineering 0.8%
Fluor	2,700		120,204
Electronic Equipment and Instruments 2.5%
Symbol Technologies	12,100		152,944
Trimble Navigation*	7,000		221,550
			374,494
Energy Equipment and Services 2.1%
BJ Services*	2,400		125,784
Smith International*	3,100		188,263
			314,047
Food and Staples Retailing 0.8%
NeighborCare*	1,800		45,585
Whole Foods Market	900		77,206
			122,791
Food Products 1.2%
Hershey Foods	1,800		84,078
William Wrigley, Jr.	1,400		88,634
			172,712
Health Care Equipment and Supplies 9.3%
C.R. Bard	2,300		130,249
Biomet	7,800		365,625
Fisher Scientific International*	4,700		274,151
Given Imaging* (Israel)	1,600		61,704
Immucor*	5,300		131,202
Millipore*	2,300		110,055
St. Jude Medical*	2,200		165,594
Waters*	1,700		74,970
Zimmer Holdings*	1,000		79,040
			1,392,590
Health Care Providers and Services 4.6%
Aetna	1,000		99,930
Caremark Rx*	4,000		128,280
Cerner*	1,800		77,967
Lincare Holdings*	1,800		53,460
Quest Diagnostics	1,700		149,974
Henry Schein*	1,900		118,379
VCA Antech*	2,600		53,586
			681,576
Hotels, Restaurants and Leisure 3.9%
Cheesecake Factory*	3,900		168,968
Marriott International (Class A)	1,700		88,332
Starwood Hotels & Resorts Worldwide	3,800		176,396
YUM! Brands	3,600		146,376
			580,072
Household Products 1.0%
Rayovac*	5,400		142,290
Internet Software and Services 3.3%
ASK Jeeves*	7,100		232,028
Findwhat.com	2,700		50,557
InfoSpace*	2,000		94,790
VeriSign*	6,200		123,008
			500,383
IT Services 2.0%
Affiliated Computer Services (Class A)*	4,000		222,680
Fiserv*	2,100		73,196
			295,876
Leisure Equipment and Products 2.2%
Brunswick	5,200		237,952
SCP Pool	3,150		84,341
			322,293
Machinery 3.4%
AGCO*	13,500		305,370
CNH Global (Netherlands)	10,700		209,506
			514,876
Metals and Mining 0.4%
Freeport-McMoRan Copper & Gold (Class B)	1,600		64,800
Multi-Line Retail 1.3%
Family Dollar Stores	7,100		192,410

Oil and Gas 2.1%
EOG Resources	2,100		138,285
Noble Energy	3,100		180,544
			318,829
Paper and Forest Products 1.0%
MeadWestvaco	4,800		153,120
Personal Products 0.4%
USANA Health Sciences*	1,800		62,793
Pharmaceuticals 3.7%
Allergan	800		58,040
Atrix Laboratories*	1,900		58,235
IVAX*	3,700		70,855
Medicis Pharmaceutical (Class A)*	4,300		167,872
Nektar Therapeutics*	2,400		34,692
Sepracor*	3,400		165,801
			555,495
Semiconductors and Semiconductor Equipment 7.6%
Altera*	6,200		121,086
Broadcom (Class A)*	6,700		182,809
KLA-Tencor*	6,000		248,850
Linear Technology	4,300		155,810
Marvell Technology Group*	5,100		133,289
National Semiconductor*	4,300		66,607
Skyworks Solutions*	23,900		226,811
			1,135,262
Software 5.5%
Adobe Systems	2,200		108,823
Cogent*	200		3,650
Cognos*	3,400		120,751
Intuit*	2,500		113,487
Macromedia*	7,700		154,578
Mercury Interactive*	2,200		76,648
Red Hat*	9,400		114,962
VERITAS Software*	7,680		136,896
			829,795
Specialty Retail 4.5%
Bed Bath & Beyond*	6,200		230,113
Chico's FAS*	5,600		191,520
Tractor Supply*	5,500		172,783
Williams-Sonoma*	2,000		75,100
			669,516
Wireless Telecommunication Services 0.5%
Nextel Partners (Class A)*	4,800		79,536

Total Common Stocks			14,607,517

Repurchase Agreement 2.5%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$367,016 collateralized by:
$385,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $382,834	$367,000		367,000
Total Investments 100.2%			14,974,517
Other Assets Less Liabilities (0.2)%			(26,920)

Net Assets 100.0%			$14,947,597

____________
See accompanying notes.

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government
Agency Securities 50.1%
Federal Home Loan Bank, 10/6/2004	1.75%	$130,000	$129,969
Federal Home Loan Mortgage, 10/25/2004	1.77	500,000	499,420
Federal National Mortgage Association, 11/12/2004	1.78	600,000	598,775
Total US Government
Agency Securities			1,228,164

Repurchase Agreement 18.7%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$457,020 collateralized by:
$475,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $472,328	1.61	457,000	457,000
Commercial Paper 17.9%
AIG Funding, 11/4/2004	1.21	110,000	109,818
American Express Credit, 11/8/2004	1.76	110,000	109,799
Citicorp, 10/19/2004	1.79	110,000	109,903
General Electric Capital, 11/9/2004	1.21	110,000	109,792
Total Commercial Paper			439,312
Fixed Time Deposit 4.5%
BNP Paribas, Grand Cayman, 10/1/2004	1.78	130,000	110,000
Total Investments 91.2%			2,234,476
Other Assets Less Liabilities 8.8%			214,799
Net Assets 100.0%			$2,449,275

____________
See accompanying notes.

Seligman Common Stock Portfolio
	Shares or
	Principal
	Amount		Value
Common Stocks 95.2%
Aerospace and Defense 2.7%
General Dynamics	1,400	shs.	$142,940
L-3 Communications Holdings*	2,000		134,000
			276,940
Auto Components 0.7%
Lear	1,380		75,141
Beverages 2.8%
Coca-Cola	3,600		144,180
PepsiCo	3,000		145,950
			290,130
Biotechnology 1.6%
Amgen*	1,500		85,192
Gilead Sciences*	800		29,900
MedImmune*	2,100		49,739
			164,831
Building Products 0.8%
Masco	2,300		79,419
Capital Markets 1.7%
The Bank of New York	2,900		84,593
Goldman Sachs Group	530		49,417
Merrill Lynch	400		19,888
Morgan Stanley	490		24,157
			178,055
Chemicals 2.0%
Dow Chemical	2,200		99,396
Praxair	2,600		111,124
			210,520
Commercial Banks 3.6%
Bank of America	2,140		92,726
U.S. Bancorp	3,730		107,797
Wachovia	2,240		105,168
Wells Fargo	1,100		65,593
			371,284
Commercial Services and Supplies 1.7%
ServiceMaster	8,200		105,452
Waste Management	2,500		68,350
			173,802
Communications Equipment 2.7%
Andrew*	7,300		89,316
Cisco Systems*	7,070		127,649
QUALCOMM	1,600		62,456
			279,421
Computers and Peripherals 4.5%
Dell*	2,380		84,609
EMC*	8,800		101,552
Hewlett-Packard	3,760		70,500
International Business Machines	2,420		207,491
			464,152
Consumer Finance 1.9%
American Express	1,230		63,296
Capital One Financial	700		51,730
MBNA	3,400		85,680
			200,706
Diversified Financial Services 3.4%
Citigroup	4,960		218,835
J.P. Morgan Chase	3,240		128,725
			347,560
Diversified Telecommunication Services 2.3%
SBC Communications	1,700		44,115
Verizon Communications	4,800		189,024
			233,139
Electronic Equipment and Instruments 0.6%
Jabil Circuit*	2,650		60,950

Energy Equipment and Services 0.9%
Noble*	1,000		44,950
Rowan Companies*	2,020		53,328
			98,278
Food and Staples Retailing 3.1%
Kroger*	4,300		66,736
Sysco	1,500		44,880
Wal-Mart Stores	3,910		208,012
			319,628
Food Products 0.7%
Dean Foods*	2,300		69,046
Health Care Providers and Services 1.7%
Aetna	1,000		99,930
Anthem*	400		34,900
Laboratory Corporation of America Holdings*	900		39,348
			174,178
Hotels, Restaurants and Leisure 1.9%
Carnival	2,700		127,683
Marriott International (Class A)	1,400		72,744
			200,427
Household Durables 0.4%
Pulte Homes	660		40,504
Household Products 1.7%
Colgate-Palmolive	800		36,144
Procter & Gamble	3,220		174,266
			210,410
Industrial Conglomerates 5.0%
General Electric	11,410		383,148
Tyco International	4,420		135,517
			518,665
Insurance 4.5%
American International Group	2,900		197,171
Hartford Financial Services Group	1,150		71,219
PartnerRe	1,110		60,706
Prudential Financial	1,600		75,264
XL Capital (Class A)	800		59,192
			463,552
Internet and Catalog Retail 0.7%
eBay*	760		69,893
Machinery 1.7%
Deere	1,230		79,397
Illinois Tool Works	990		92,238
			171,635
Media 2.8%
Clear Channel Communications*	2,820		87,899
Time Warner*	8,490		137,029
Univision Communications (Class A)*	1,980		62,588
			287,516
Metals and Mining 0.7%
Freeport-McMoRan Copper & Gold (Class B)	1,900		76,950
Multi-Line Retail 0.7%
Target	1,500		67,875
Multi-Utilities and Unregulated Power 1.1%
Dominion Resources	400		26,100
Duke Energy	3,900		89,271
			115,371
Oil and Gas 7.9%
BP (ADR) (United Kingdom)	1,100		63,283
ChevronTexaco	2,500		134,100
ConocoPhillips	2,014		166,860
Exxon Mobil	6,350		306,896
Noble Energy	1,590		92,602
Occidental Petroleum	1,050		58,727
			822,468
Paper and Forest Products 0.7%
Weyerhaeuser	1,020		67,810

Pharmaceuticals 8.9%
Abbot Laboratories	2,700		114,372
Forest Laboratories*	1,000		44,980
Johnson & Johnson	2,880		162,230
Novartis (ADR) (Switzerland)	4,300		200,681
Pfizer	8,700		266,220
Watson Pharmaceuticals*	1,600		47,136
Wyeth	2,170		81,158
			916,777
Real Estate 0.9%
Apartment Investment & Management (Class A)	2,600		90,428
Semiconductors and Semiconductor Equipment 2.0%
Intel	6,160		123,446
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	11,066		79,011
			202,457
Software 6.1%
Computer Associates International	5,300		139,390
Microsoft	14,070		388,965
Oracle*	2,500		28,237
Symantec*	800		43,948
Synopsys*	2,000		31,570
			632,110
Specialty Retail 1.7%
Advance Auto Parts*	1,400		48,160
Michaels Stores	1,780		105,394
Tiffany	800		24,592
			178,146
Thrifts and Mortgage Finance 1.6%
Fannie Mae	1,300		82,420
Freddie Mac	1,200		78,288
			160,708
Tobacco 2.3%
Altria Group	5,070		238,493
Wireless Telecommunication Services 2.5%
American Tower (Class A)*	8,100		124,335
Crown Castle International*	8,800		130,944
			255,279
Total Common Stocks			9,854,654

Repurchase Agreement 4.3%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$446,020 collateralized by:
$465,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $462,384	$446,000		446,000

Total Investments 99.5%			10,300,654
Other Assets Less Liabilities 0.5%			56,411
Net Assets 100.0%			$10,357,065

____________
See accompanying notes.

Seligman Communications and Information Portfolio

	Shares or
	Principal
	Amount		Value
Common Stocks 86.0%
Application Software 5.9%
Educate*	9,400	shs.	$110,403
Hyperion Solutions*	10,700		363,907
Magma Design Automation*	57,400		866,740
Synopsys*	149,900		2,366,172
			3,707,222
Biotechnology 1.3%
Invitrogen*	14,600		803,292
Commercial Services and Supplies 0.3%
Monster Worldwide*	7,200		177,516
Communications Equipment 6.8%
Avocent*	36,000		934,920
Cisco Systems*	92,300		1,666,477
Corning*	52,900		586,132
Motorola	26,600		479,864
QUALCOMM	14,100		550,394
			4,217,787
Computers and Peripherals 4.1%
Avid Technology*	11,000		515,075
Brocade Communications Systems*	68,400		386,118
Hewlett-Packard	75,600		1,417,500
Xyratex* (Bermuda)	18,000		208,710
			2,527,403
Electronic Equipment and Instruments 4.6%
Amphenol (Class A)*	35,200		1,205,952
Cognex*	13,200		345,906
Multi-Fineline Electronix*	17,800		169,011
Orbotech* (Israel)	36,000		629,100
Photon Dynamics*	26,700		539,874
			2,889,843
Health Care Equipment and Supplies 5.0%
Beckman Coulter	13,000		729,560
Boston Scientific*	20,500		814,465
Bruker BioSciences*	21,800		74,665
DJ Orthopedics*	9,100		160,615
Fisher Scientific International*	23,400		1,364,922
			3,144,227
Health Care Providers and Services 8.7%
Laboratory Corporation of America Holdings*	67,100		2,933,612
Quest Diagnostics	28,400		2,505,448
			5,439,060
Home Entertainment Software 2.7%
Take-Two Interactive Software*	37,200		1,222,206
THQ*	22,200		432,234
			1,654,440
Hotels, Restaurants and Leisure 0.4%
Williams Industries	8,900		228,641
Internet and Catalog Retail 0.8%
eBay*	5,300		487,415
Internet Software and Services 2.7%
Ask Jeeves*	8,900		290,852
VeriSign*	39,500		783,680
Yahoo!*	18,800		638,542
			1,713,074
IT Services 9.4%
Accenture (Class A)* (Bermuda)	28,400		768,220
Amdocs*	132,400		2,890,292
DST Systems*	5,800		257,926
Ness Technologies (Israel)	19,300		246,268
SunGard Data Systems*	72,000		1,711,440
			5,874,146
Media 0.7%
Dex Media*	19,700		417,049
Semiconductors and Semiconductor Equipment 8.5%
Advanced Micro Devices*	92,400		1,201,200
Credence Systems*	17,700		128,059
Intersil (Class A)*	17,400		277,095
Lam Research*	35,000		765,625
Mattson Technology*	35,700		273,640
Maxim Integrated Products	5,500		232,320
MEMC Electronic Materials*	175,600		1,489,088
Novellus Systems*	35,500		944,655
			5,311,682
Systems Software 24.1%
BMC Software*	134,400		2,124,864
Check Point Software Technologies* (Israel)	35,600		604,310
Citrix Systems*	98,400		1,723,476
Computer Associates International	121,000		3,182,300
Microsoft	142,800		3,947,706
Oracle*	59,600		673,182
Symantec*	42,000		2,307,270
VERITAS Software*	27,100		483,057
			15,046,165

Total Common Stocks			53,638,962
Repurchase Agreement 13.0%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$8,090,355 collateralized by:
$8,380,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $8,332,863	$8,090,000		8,090,000

Total Investments 99.0%			61,728,962
Other Assets Less Liabilities 1.0%			619,555
Net Assets 100.0%			$62,348,517

____________
See accompanying notes.

Seligman Frontier Portfolio

	Shares	Value
Common Stocks 99.5%
Aerospace and Defense 0.2%
SI International*	560	$12,298
Air Freight and Logistics 0.9%
UTI Worldwide	960	56,448
Biotechnology 5.1%
Alexion Pharmaceuticals*	2,400	43,020
Corgentech*	2,500	42,638
Digene*	1,200	31,200
Martek Biosciences*	900	43,853
Maxygen*	3,662	35,851
Nabi Biopharmaceuticals*	2,700	36,112
Telik*	1,600	35,688
ZymoGenetics*	2,450	42,679
		311,041
Capital Markets 1.8%
Affiliated Managers Group*	1,320	70,673
Apollo Investment*	2,900	41,020
		111,693
Commercial Banks 4.3%
Boston Private Financial Holdings	1,800	44,955
East West Bancorp	2,028	68,192
Nara Bancorp	1,800	36,297
UCBH Holdings	1,309	51,097
Wintrust Financial	1,070	61,124
		261,665
Commercial Services and Supplies 9.1%
Corinthian Colleges*	2,556	34,480
The Corporate Executive Board	1,800	110,151
Corrections Corporation of America*	1,268	44,836
DiamondCluster International*	7,670	93,459
Duratek*	2,900	51,461
Education Management*	1,108	29,561
Intersections*	1,936	28,488
Resources Connection*	2,940	111,176
Waste Connections*	1,687	53,444
		557,056
Communications Equipment 3.3%
Andrew*	3,122	38,198
ARRIS Group*	10,389	54,179
Avocent*	1,236	32,099
Tekelec*	4,503	75,425
		199,901
Computers and Peripherals 2.7%
Brocade Communications Systems*	13,210	74,570
Stratasys*	1,087	34,300
Synaptics*	2,863	57,790
		166,660
Construction and Engineering 1.1%
Chicago Bridge & Iron (NY shares) (Netherlands)	2,300	68,977
Consumer Finance 1.8%
Collegiate Funding Services*	2,000	25,310
First Marblehead*	1,800	83,520
		108,830
Diversified Financial Services 1.4%
CapitalSource*	3,707	82,814
Electrical Equipment 1.3%
AMETEK	2,660	80,651
Electronic Equipment and Instruments 1.5%
Photon Dynamics	2,100	42,462
RAE Systems*	8,900	49,662
		92,124
Energy Equipment and Services 2.6%
Pioneer Drilling *	3,700	31,080
Superior Energy Services*	5,386	69,587
Unit*	1,714	60,127
		160,794
Food and Staples Retailing 0.7%
United Natural Foods*	1,500	39,938
Food Products 1.8%
Hain Celestial Group*	3,089	54,706
SunOpta* (Canada)	7,200	56,016
		110,722
Health Care Equipment and Supplies 5.0%
Arrow International	1,579	47,307
Bruker BioSciences*	6,500	22,262
Cytyc*	2,600	62,777
Integra LifeSciences Holdings*	1,000	32,155
Merit Medical Systems*	2,700	40,689
Mine Safety Appliances	1,740	70,853
Molecular Devices*	1,170	27,548
		303,591
Health Care Providers and Services 9.3%
Chemed	1,538	85,728
Community Health Systems*	3,974	106,026
Covance*	1,200	47,964
Kindred Healthcare*	2,100	51,230
LabOne*	2,300	67,505
Omnicell*	3,100	40,842
Pediatrix Medical Group*	1,173	64,339
Pharmaceutical Product Development*	1,590	57,200
Select Medical	3,780	50,765
		571,599
Hotels, Restaurants and Leisure 3.8%
P.F. Chang's China Bistro*	1,300	63,050
RARE Hospitality International*	2,059	54,790
Station Casinos	2,358	115,636
		233,476
Internet Software and Services 1.9%
Digital River*	2,200	65,472
iVillage*	8,200	49,159
		114,631
IT Services 1.7%
Answerthink*	7,900	42,265
iPayment Holdings*	1,570	63,004
		105,269
Machinery 4.6%
Bucyrus International*	1,200	40,350
CLARCOR	1,015	48,385
Graco	2,238	74,973
Lincoln Electric Holdings	1,900	59,489
Wabash National*	2,080	57,138
		280,335
Media 2.0%
Cumulus Media (Class A)*	4,630	66,510
Harris Interactive*	6,600	43,197
Lions Gate Entertainment	1,800	15,660
		125,367
Metals and Mining 5.5%
AMCOL International	3,342	63,899
Brush Engineered Materials*	2,800	57,988
Century Aluminum*	2,004	55,561
GrafTech International*	11,550	161,123
		338,571
Office Electronics 0.7%
Zebra Technologies (Class A)*	669	40,802
Oil and Gas 2.9%
Denbury Resources*	2,173	55,194
Harvest Natural Resources*	4,200	69,720
Patina Oil & Gas	1,749	51,718
		176,632
Pharmaceuticals 1.3%
Medicines*	1,400	33,635
Medicis Pharmaceutical (Class A)	1,250	48,800
		82,435
Road and Rail 3.1%
J.B. Hunt Transport Services	1,630	60,514
Landstar System*	1,421	83,363
Old Dominion Freight Line*	1,490	42,845
		186,722
Semiconductors and Semiconductor Equipment 4.9%
Actel*	3,167	47,917
ATMI*	1,812	37,119
Cymer*	1,300	37,323
DSP Group*	2,578	54,254
Mattson Technology*	4,900	37,559
Microsemi*	2,688	37,860
Zoran*	3,081	48,449
		300,481
Software 7.7%
Agile Software*	9,096	72,086
Epicor Software*	7,648	91,967
FileNet*	3,000	52,455
Jack Henry & Associates	3,900	73,164
Hyperion Solutions*	2,222	75,570
Informatica*	7,191	42,031
SERENA Software*	2,576	43,251
Witness Systems*	1,300	20,885
		471,409
Specialty Retail 2.1%
AnnTaylor Stores*	1,211	28,337
Hot Topic*	2,126	36,206
Stein Mart*	2,324	35,522
Tractor Supply*	845	26,546
		126,611
Textiles, Apparel and Luxury Goods 2.4%
Warnaco Group*	2,845	63,287
Wolverine World Wide	3,254	82,001
		145,288
Trading Companies and Distributors 1.0%
Hughes Supply	1,982	59,599

Total Investments 99.5%		6,084,430
Other Assets Less Liabilities 0.5%		31,670
Net Assets 100.0%		$6,116,100

____________
See accompanying notes.

Seligman Global Growth Portfolio

	Shares	Value
Common Stocks 94.6%
Bermuda 1.1%
Tyco International (Industrial Conglomerates)	900	$27,594
Brazil 0.5%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	565	12,696
Canada 5.7%
Canadian National Railway (Road and Rail)	401	19,593
Research In Motion* (Communications Equipment)	1,600	122,136
		141,729
France 3.5%
Alcatel (Communications Equipment)	1,300	15,216
Essilor International (Health Care Equipment and Supplies)	500	32,164
Total (Oil and Gas)	200	40,780
		88,160
Germany 5.3%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	100	13,971
Allianz (Insurance)	400	40,331
Bayerische Hypo-und Vereinsbank (Commercial Banks )	1,658	31,893
Continental (Auto Components)	400	21,769
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	257	24,789
		132,753
Hong Kong 3.4%
CNOOC (Oil and Gas)	42,600	22,376
Esprit Holdings* (Specialty Retail)	6,000	30,716
Hutchison Whampoa (Industrial Conglomerates)	4,000	31,247
		84,339
India 1.1%
Infosys Technologies (ADR) (IT Services)	500	28,273
Ireland 5.0%
Elan (ADR)* (Pharmaceuticals)	5,400	126,360
Italy 0.9%
Autostrade (Transportation Infrastructure)	1,000	21,416
Japan 2.8%
Japan Tobacco (Tobacco)	3	25,105
Nintendo (Software)	200	24,463
Trend Micro (Software)	500	21,503
		71,071
Luxembourg 0.4%
SES Global (FDR) (Media)	1,117	10,889
Netherlands 2.7%
European Aeronautic Defence and Space (Aerospace and Defense)	1,692	44,881
Royal Numico* (Food Products)	700	22,311
		67,192
Russia 2.2%
Gazprom (ADR) (Energy Equipment and Services)	400	14,343
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	100	14,499
LUKOIL (ADR) (Oil and Gas)	200	24,950
		53,792
South Korea 4.0%
Hyundai Motor (Automobiles)	520	23,956
Kia Motors (Automobiles)	920	8,462
LG Electronics (Household Durables)	1,150	66,684
		99,102
Sweden 3.0%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	23,730	73,985
Switzerland 1.4%
Novartis (Pharmaceuticals)	250	11,661
Roche Holding (Pharmaceuticals)	223	23,098
		34,759
United Kingdom 14.0%
BHP Billiton (Metals and Mining)	1,100	11,594
British Airways* (Airlines)	7,300	27,425
Capita Group (Commercial Services and Supplies)	5,941	35,406
The Carphone Warehouse Group (Specialty Retail)	13,577	36,663
EMI Group (Media)	3,583	14,342
GUS (Internet and Catalog Retail)	2,755	44,940
InterContinental Hotels Group (Hotels, Restaurants and Leisure)	2,700	30,749
Kingfisher (Specialty Retail)	4,280	23,915
Rolls-Royce Group (Aerospace and Defense)	6,426	29,495
Standard Chartered (Commercial Banks)	2,400	41,225
Vodafone Group (Wireless Telecommunication Services)	23,100	55,378
		351,132
United States 37.6%
Apollo Group (Class A)* (Commercial Services and Supplies)	200	14,676
Apple Computer* (Computers and Peripherals)	1,200	46,512
Bank of America (Commercial Banks)	1,000	43,330
Barr Pharmaceuticals* (Pharmaceuticals)	100	4,143
Best Buy* (Specialty Retail)	800	43,392
Cardinal Health (Health Care Providers and Services)	300	13,131
Cisco Systems* (Communications Equipment)	1,000	18,055
Citigroup (Diversified Financial Services)	400	17,648
Countrywide Financial (Thrifts and Mortgage Finance)	1,098	43,250
Danaher (Machinery)	400	20,512
Dell* (Computers and Peripherals)	500	17,775
Ensco International (Energy Equipment and Services)	1,000	32,670
Exxon Mobil (Oil and Gas)	700	33,831
General Electric (Industrial Conglomerates)	1,700	57,086
Gillette (Personal Products)	700	29,218
Home Depot (Specialty Retail)	900	35,280
IVAX (Pharmaceuticals)	1,750	33,513
Medtronic (Health Care Equipment and Supplies)	500	25,950
Microsoft (Software)	900	24,881
Motorola (Communications Equipment)	2,700	48,708
Schering-Plough (Pharmaceuticals)	2,700	51,462
Schlumberger (Energy Equipment and Services)	600	40,386
Staples (Specialty Retail)	1,300	38,734
Starbucks* (Hotels, Restaurants and Leisure)	700	31,847
Transocean Sedco Forex (Energy Equipment and Services)	900	32,202
Waste Management (Commercial Services and Supplies)	400	10,936
XM Satellite Radio Holdings (Class A)* (Media)	2,100	65,163
Yahoo!* (Internet Software and Services)	2,000	67,930
		942,221
Total Investments 94.6%		2,367,463
Other Assets Less Liabilities 5.4%		136,132
Net Assets 100.0%		$2,503,595

____________
See accompanying notes.

Seligman Global Smaller Companies Portfolio

	Shares		Value
Common Stocks 99.7%
Australia 1.0%
AWB (Food and Staples Retailing)	4,965		$16,295
John Fairfax Holdings (Media)	4,153		11,164
Smorgon Steel Group (Metals and Mining)	20,781		17,023
STW Communications Group (Media)	5,417		12,551
			57,033
Bermuda 1.0%
Bunge (Food Products)	675		26,987
Platinum Underwriters Holdings (Insurance)	935		27,377
			54,364
Canada 5.8%
Canaccord Capital*† (Capital Markets)	3,600		24,470
Deer Creek*† (Machinery)	3,000		19,798
Deer Creek Energy* (Oil and Gas)	1,000		6,599
Dundee Real Estate Investment Trust (Real Estate)	1,500		28,868
Dundee Wealth Management (Capital Markets)	1,500		10,670
Dundee Wealth Management+ (Capital Markets)	2,700		19,206
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	1,100		31,020
GMP Capital (Capital Markets)	934		12,918
GMP Capital† (Capital Markets)	800		11,065
Northgate Minerals* (Metals and Mining)	16,500		31,515
OPTI Canada (Oil and Gas)	1,000		15,017
OPTI Canada† (Oil and Gas)	1,600		24,027
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	1,000		30,650
UTS Energy (Oil and Gas)	21,700	Ø	16,637
Western Oil Sands (Class A)* (Oil and Gas)	1,237		36,897
			319,357
China 0.7%
Beijing Capital International Airport (Transportation Infrastructure)	62,000		21,899
China Oilfield Services (Class H) (Energy Equipment and Services)	64,000		18,882
			40,781
Czech Republic 0.2%
Zentiva*† (Pharmaceuticals)	400		9,002
Denmark 0.9%
Carlsberg (Class B) (Beverages)	417		19,492
FLS Industries (Class B)* (Construction and Engineering)	2,290		28,289
			47,781
Finland 0.7%
OKO Osuuspankkien Keskuspankki (Commercial Banks)	1,200		14,601
TietoEnator (IT Services)	800		23,177
			37,778
France 4.4%
Alstom* (Electrical Equipment)	98,460		58,716
April Group (Insurance)	135		3,001
Bacou-Dalloz (Commercial Services and Supplies)	394		27,857
Cegedim (Health Care Providers and Services)	140		10,612
GL Trade (Software)	380		12,857
Havas* (Media)	2,637	Ø	15,003
Marionnaud Parfumeries (Specialty Retail)	450		11,762
Nexans (Electrical Equipment)	400		13,595
NRJ Group (Media)	2,300		45,738
Remy Cointreau (Beverages)	1,300		44,356
			243,497
Germany 2.1%
Aixtron (Semiconductors and Semiconductor Equipment)	1,934		8,975
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	1,422		23,894
Epcos* (Electronic Equipment and Instruments)	1,177		17,885
Funkwerk (Communications Equipment)	300		10,894
Hochtief (Construction and Engineering)	1,021		25,195
Jenoptik (Semiconductors and Semiconductor Equipment)	1,194		11,207
Schwarz Pharma (Pharmaceuticals)	400		15,025
United Internet* (Internet Software and Services)	144		3,096
			116,171
Greece 1.1%
Aktor (Construction and Engineering)	6,043		24,298
Piraeus Bank (Commercial Banks)	1,900		21,803
Titan Cement (Construction Materials)	700		17,582
			63,683
Hong Kong 0.5%
Far East Pharmaceutical Technology (Pharmaceuticals)	104,300		-
First Pacific* (Diversified Financial Services)	46,000		12,808
i-CABLE Communications (Media)	49,000		16,811
			29,619
Italy 3.0%
Banca Popolare di Milano (Commercial Banks)	2,300		14,437
Brembo (Auto Components)	3,100		20,609
Caltagirone Editore (Media)	3,000		24,503
Hera (Multi-Utilities and Unregulated Power)	4,800		12,223
Permasteelisa (Building Products)	1,100		18,637
Recordati (Pharmaceuticals)	700		13,785
Sorin* (Health Care Equipment and Supplies)	11,230		31,813
Tod's (Textiles, Apparel and Luxury Goods)	820		31,615
			167,622
Japan 12.9%
77 Bank (Commercial Banks)	8,000		44,936
Aichi Bank (Commercial Banks)	300		21,565
Asatsu-DK (Media)	600		16,506
Avex (Media)	900		12,503
Disco* (Semiconductors and Semiconductor Equipment)	600		24,389
Ebara* (Machinery)	2,000		8,602
Fujimi (Chemicals)	700		16,172
Futaba (Electrical Equipment)	1,000		23,774
Hitachi Medical (Health Care Equipment and Supplies)	2,000		28,147
Hokuto (Food Products)	1,300		20,735
Hosiden (Electronic Equipment and Instruments)	2,400		26,024
Ines (IT Services)	1,100		9,897
Japan Securities Finance (Diversified Financial Services)	2,000		11,547
Joyo Bank (Commercial Banks)	5,000		20,145
Kobayashi Pharmaceutical (Health Care Equipment and Supplies)	1,000		24,659
Kose (Personal Products)	400		15,318
Milbon (Personal Products)	700		18,207
Mochida Pharmaceutical (Pharmaceuticals)	4,000		23,764
Mori Seiki (Machinery)	2,000		14,265
NEC Soft (IT Services)	1,300		29,608
Nippon Shinyaku (Pharmaceuticals)	4,000		25,006
OBIC (IT Services)	100		18,795
PanaHome (Household Durables)	4,000		19,734
Shiga Bank (Commercial Banks)	5,000		24,908
Showa Denko K.K. (Chemicals)	6,000		14,319
Suruga Bank (Commercial Banks)	4,000		28,495
Taiyo Ink Manufacturing (Chemicals)	900		31,752
Takasago International (Chemicals)	2,000		9,534
Tanabe Seiyaku (Pharmaceuticals)	2,400		21,364
THK (Machinery)	1,500		25,192
Tokyo Ohka Kogyo (Chemicals)	1,800		32,095
Toppan Forms (Commercial Services and Supplies)	2,400		29,335
Towa Pharmaceutical (Pharmaceuticals)	1,000		19,191
			710,483
Mexico 0.4%
Kimberly-Clark de Mexico (Household Products)	6,900		20,259
Netherlands 1.9%
AM (Construction and Engineering)	1,600		12,871
Chicago Bridge & Iron (NY shares) (Construction and Engineering)	950		28,490
Equant* (Diversified Telecommunication Services)	9,481		37,610
Laurus* (Food and Staples Retailing)	16,270		12,741
Unit 4 Agresso* (Software)	1,047		14,736
			106,448
New Zealand 1.1%
Air New Zealand* (Airlines)	11,052		12,561
Carter Holt Harvey (Paper and Forest Products)	14,280		21,731
Warehouse Group (Multi-Line Retail)	8,965		25,641
			59,933
Singapore 0.8%
MobilOne (Wireless Telecommunication Services)	22,000		20,522
SembCorp Logistics (Transportation Infrastructure)	17,000		22,904
			43,426
South Korea 2.2%
Cheil Communications (Media)	110		14,211
Daegu Bank (Commercial Banks)	3,330		18,952
Daewoo Securities* (Capital Markets)	7,270		21,808
Hanil Cement (Construction Materials)	180		7,209
Kook Soon Dang Brewery (Food Products)	249		2,931
Korea Exchange Bank* (Commercial Banks)	1,940		11,284
LG Household and Health Care (Household Products)	939		25,115
Samsung Securities (Capital Markets)	1,030		17,571
			119,081
Spain 0.4%
Prosegur, Compania de Seguridad (Commercial Services and Supplies)	1,200		19,772
Sweden 1.3%
Eniro (Media)	3,440		29,771
Medivir (Class B)* (Biotechnology)	660		8,519
Modern Times Group (Class B)* (Media)	800		14,949
Teleca (Class B) (IT Services)	4,930		21,003
			74,242
Switzerland 1.6%
Bachem Holding (Class B) (Biotechnology)	250		12,952
Julius Baer Holding (Class B) (Capital Markets)	45		12,360
Baloise Holding (Insurance)	831		32,202
Helvetia Patria Holding (Insurance)	108		17,326
Micronas Semiconductor Holding* (Semiconductors and Semiconductor Equipment)	250		10,627
Tecan (Health Care Equipment and Supplies)	181		4,231
			89,698
United Kingdom 6.9%
Aggreko (Commercial Services and Supplies)	8,900		22,951
Bespak (Health Care Equipment and Supplies)	800		6,405
Cambridge Antibody Technology Group* (Biotechnology)	2,000		22,362
Capital Radio (Media)	1,500		11,156
De La Rue (Commercial Services and Supplies)	5,200		29,303
easyJet (Airlines)	11,300		26,024
Expro International Group (Energy Equipment and Services)	2,603		15,899
FirstGroup (Road and Rail)	5,200		27,644
Group 4 Securicor* (Commercial Services and Supplies)	10,300		21,659
Hiscox (Insurance)	6,444		19,342
Jardine Lloyd Thompson Group (Insurance)	3,000		23,505
Misys (Software)	13,300		47,259
Novar (Building Products)	10,200		21,435
PHS Group (Commercial Services and Supplies)	14,654		20,093
SurfControl* (Software)	1,419		14,640
Tullow Oil (Oil and Gas)	5,700		14,840
VT Group (Aerospace and Defense)	3,461		16,209
Yule Catto (Chemicals)	3,900		18,201
			378,927
United States 48.8%
1-800 Contacts* (Internet and Catalog Retail)	1,600		24,520
Abgenix* (Biotechnology)	2,700		26,635
Acadia Realty Trust (Real Estate)	2,050		30,238
Adaptec* (Computers and Peripherals)	3,400		25,874
AGCO* (Machinery)	1,350		30,537
Alliant Techsystems* (Aerospace and Defense)	450		27,225
American Home Mortgage Holdings (Real Estate)	1,025		28,649
AmSurg* (Health Care Providers and Services)	1,075		22,726
Arch Coal (Metals and Mining)	850		30,166
ARIAD Pharmaceuticals* (Biotechnology)	3,300		21,863
Armor Holdings* (Aerospace and Defense)	650		27,046
Array BioPharma* (Biotechnology)	2,400		16,752
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	4,150		21,227
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	550		28,105
Biosite* (Health Care Equipment and Supplies)	725		35,579
BISYS Group* (IT Services)	2,100		30,681
Blackbaud (Software)	1,900		18,649
Blount International* (Machinery)	2,200		28,820
Cabot Oil & Gas (Oil and Gas)	625		28,063
Celera Genomics Group* (Biotechnology)	2,500		29,225
Charming Shoppes* (Specialty Retail)	3,100		22,180
CONMED* (Health Care Equipment and Supplies)	800		21,052
Corinthian Colleges* (Commercial Services and Supplies)	1,900		25,631
Credence Systems* (Semiconductors and Semiconductor Equipment)	4,500		32,558
CV Therapeutics* (Biotechnology)	2,600		32,435
Denbury Resources* (Oil and Gas)	1,300		33,020
DiamondRock Hospitality*† (Diversified Financial Services)	3,000		30,000
EDO (Aerospace and Defense)	900		24,975
Electronics Boutique Holdings* (Specialty Retail)	850		28,989
Encysive Pharmaceuticals* (Biotechnology)	4,950		44,723
Exelixis* (Biotechnology)	3,700		29,785
Ferro (Chemicals)	1,250		27,263
First Marblehead* (Consumer Finance)	550		25,520
First Republic Bank (Commercial Banks)	650		29,900
FirstFed Financial* (Thrifts and Mortgage Finance)	625		30,550
Forest Oil* (Oil and Gas)	1,050		31,626
GameStop (Class A)* (Specialty Retail)	1,800		33,318
Group 1 Automotive* (Specialty Retail)	1,000		27,280
HCC Insurance Holdings (Insurance)	900		27,135
Human Genome Sciences* (Biotechnology)	2,750		29,961
Hutchinson Technology* (Computers and Peripherals)	1,700		45,458
Incyte* (Biotechnology)	3,900		37,576
International Rectifier* (Semiconductors and Semiconductor Equipment)	1,100		37,730
Iomega* (Computers and Peripherals)	5,400		25,110
Iron Mountain* (Commercial Services and Supplies)	850		28,773
Itron* (Electronic Equipment and Instruments)	1,750		30,520
JDA Software Group (Software)	2,300		24,851
Kansas City Life Insurance (Insurance)	600		25,401
KFX* (Oil and Gas)	3,800		29,298
KNBT Bancorp (Thrifts and Mortgage Finance)	1,800		30,231
Kosan Biosciences* (Biotechnology)	2,300		13,283
Leadis Technology* (Semiconductors and Semiconductor Equipment)	1,300		14,989
Lin TV (Class A)* (Media)	1,300		25,324
M/I Homes (Household Durables)	725		30,769
Massey Energy (Metals and Mining)	1,025		29,653
MAXIMUS* (IT Services)	1,000		28,810
McGrath RentCorp (Commercial Services and Supplies)	200		7,317
MedCath* (Health Care Providers and Services)	1,625		25,829
Medical Properties Trust† (Real Estate)	2,100		21,000
Mercury Computer Systems* (Aerospace and Defense)	1,000		26,860
MFA Mortgage Investments (Real Estate)	2,700		24,867
MTC Technologies* (Aerospace and Defense)	100		2,760
NBTY* (Personal Products)	1,250		26,950
NewAlliance Bancshares* (Thrifts and Mortgage Finance)	2,150		30,820
Nexstar Broadcasting Group (Class A)* (Media)	2,600		21,931
O'Reilly Automotive* (Specialty Retail)	625		23,903
OSI Systems* (Electronic Equipment and Instruments)	1,800		29,052
ParkerVision* (Communications Equipment)	1,400		5,509
ParkerVision* (Leisure Equipment and Products)	2,000		7,870
Penn Virginia (Oil and Gas)	850		33,652
PFF Bancorp (Thrifts and Mortgage Finance)	800		30,616
Pilgrim's Pride (Food Products)	475		12,863
Plains Exploration & Production* (Oil and Gas)	1,503		35,862
PNM Resources (Electric Utilities)	1,425		32,077
PolyMedica (Health Care Equipment and Supplies)	1,175		36,137
Regis (Specialty Retail)	600		24,132
REMEC* (Communications Equipment)	4,700		22,114
Rotech Healthcare* (Health Care Providers and Services)	975		19,500
ScanSoft* (Software)	6,800		27,710
Shurgard Storage Centers (Real Estate)	675		26,190
SimpleTech* (Computers and Peripherals)	5,100		18,462
SiRF Technology Holdings* (Communications Equipment)	800		11,304
Standard Motor Products (Auto Components)	1,750		26,443
Standard Pacific (Household Durables)	550		31,004
Steel Dynamics* (Metals and Mining)	800		30,868
SureBeam (Class A)* (Electronic Equipment and Instruments)	8,500		77
Swift Energy* (Oil and Gas)	1,350		32,346
Syntroleum* (Oil and Gas)	2,900		20,329
Sypris Solutions (Aerospace and Defense)	1,675		22,738
Terex* (Machinery)	650		28,210
theglobe.com* (Media)	22,500	Ø	16,391
TierOne (Thrifts and Mortgage Finance)	1,250		28,875
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	390		22,152
UGI (Gas Utilities)	800		29,808
United Rentals* (Commercial Services and Supplies)	1,800		28,602
Universal Forest Products (Building Products)	800		27,328
USF (Road and Rail)	800		28,736
Value Line (Media)	400		15,058
Vintage Petroleum (Oil and Gas)	1,550		31,109
Wheeling-Pittsburgh* (Metals and Mining)	2,350		73,743
Yankee Candle* (Household Durables)	1,100		31,856
			2,689,217
Total Investments 99.7%			5,498,174
Other Assets Less Liabilities 0.3%			18,558
Net Assets 100.0%			$5,516,732

____________
See accompanying notes.

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 95.6%
Bermuda 1.8%
Accenture (Class A)* (IT Services)	6,200	$167,710
Canada 0.7%
Cognos* (Application Software)	1,800	63,927
Finland 2.7%
Nokia (ADR) (Communications Equipment)	11,000	150,920
TietoEnator (IT Services)	3,600	104,298
		255,218
France 1.2%
Alcatel* (Communications Equipment)	5,848	68,449
Atos Origin* (IT Services)	846	46,809
		115,258
Germany 1.5%
SAP (Application Software)	900	140,051
India 1.8%
Infosys Technologies (IT Services)	2,000	73,898
Tata Consultancy Services* (IT Services)	4,193	93,847
		167,745
Israel 2.2%
Check Point Software Technologies* (Systems Software)	6,900	117,127
Ness Technologies (IT Services)	2,900	37,004
Orbotech* (Electronic Equipment and Instruments)	2,800	48,930
		203,061
Italy 0.9%
e.Biscom* (Diversified Telecommunication Services)	1,600	79,671
Japan 8.9%
Brother Industries (Office Electronics)	11,000	91,825
Canon (Office Electronics)	3,000	140,872
Citizen Watch (Electronic Equipment and Instruments)	11,800	115,531
Fujitsu (Computers and Peripherals)	12,100	70,157
Funai Electric (Household Durables)	400	53,936
Hoya (Electronic Equipment and Instruments)	1,500	157,201
Konica Minolta Holdings (Office Electronics)	3,000	41,021
Matsushita Electric Industrial (Household Durables)	3,500	46,715
Murata Manufacturing (Electronic Equipment and Instruments)	1,500	72,134
Ushio (Electrical Equipment)	3,000	50,579
		839,971
Singapore 0.5%
Flextronics International* (Electronic Equipment and Instruments)	3,600	47,520
Sweden 1.2%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	35,000	109,123

Taiwan 1.2%
Asia Optical (Leisure Equipment and Products)	5,000	24,000
High Tech Computer (Computers and Peripherals)	13,000	49,493
Ichia Technologies (Computers and Peripherals)	26,000	41,999
		115,492
United Kingdom 1.1%
LogicaCMG (IT Services)	16,200	50,834
The Sage Group (Application Software)	18,300	53,748
		104,582
United States 69.9%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	10,000	130,000
Amdocs* (IT Services)	16,600	362,378
Amphenol (Class A)* (Electronic Equipment and Instruments)	5,500	188,430
Analog Devices (Semiconductors and Semiconductor Equipment)	1,900	73,682
Ask Jeeves* (Internet Software and Services)	1,500	49,020
Avid Technology* (Computers and Peripherals)	3,600	168,570
Avocent* (Communications Equipment)	3,800	98,686
Beckman Coulter (Health Care Equipment and Supplies)	1,400	78,568
BMC Software* (Systems Software)	14,600	230,826
Boston Scientific* (Health Care Equipment and Supplies)	3,200	127,136
Brocade Communications Systems* (Computers and Peripherals)	4,400	24,838
Cisco Systems* (Communications Equipment)	12,200	220,271
Citrix Systems* (Systems Software)	8,100	141,872
Computer Associates International (Systems Software)	11,600	305,080
Corning* (Communications Equipment)	7,100	78,668
Credence Systems* (Semiconductors and Semiconductor Equipment)	4,900	35,451
Dell* (Computers and Peripherals)	2,800	99,540
Dex Media* (Media)	3,500	74,095
DJ Orthopedics* (Health Care Equipment and Supplies)	2,300	40,595
DST Systems* (IT Services)	1,300	57,811
eBay* (Internet and Catalog Retail)	800	73,572
FileNet* (Application Software)	1,000	17,485
Fisher Scientific International* (Health Care Equipment and Supplies)	1,700	99,161
Hewlett-Packard (Computers and Peripherals)	9,100	170,625
Hyperion Solutions* (Application Software)	3,100	105,431
Intel (Semiconductors and Semiconductor Equipment)	3,100	62,124
International Business Machines (Computers and Peripherals)	600	51,444
Intersil (Class A)* (Semiconductors and Semiconductor Equipment)	2,700	42,998
Invitrogen* (Biotechnology)	900	49,518
Laboratory Corporation of America Holdings* (Health Care Providers and Services)	6,900	301,668
Lam Research* (Semiconductors and Semiconductor Equipment)	4,400	96,250
Lexmark International (Class A)* (Computers and Peripherals)	1,300	109,213
Lucent Technologies* (Communications Equipment)	18,500	58,645
Macrovision* (Systems Software)	2,000	48,130
Magma Design Automation* (Application Software)	5,900	89,090
Mattson Technology* (Semiconductors and Semiconductor Equipment)	2,700	20,695
Maxim Integrated Products (Semiconductors and Semiconductor Equipment)	800	33,792
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	18,100	153,488
Microsoft (Systems Software)	18,400	508,668
Millipore* (Health Care Equipment and Supplies)	900	43,065
Novellus Systems* (Semiconductors and Semiconductor Equipment)	2,800	74,508
Oracle* (Systems Software)	11,200	126,504
Photon Dynamics* (Electronic Equipment and Instruments)	2,800	56,616
Plantronics (Communications Equipment)	800	34,592
QUALCOMM (Communications Equipment)	2,300	89,781
Quest Diagnostics (Health Care Providers and Services)	2,700	238,194
St. Jude Medical* (Health Care Equipment and Supplies)	1,400	105,378
SunGard Data Systems* (IT Services)	6,550	155,694
Symantec* (Systems Software)	7,100	390,038
Synopsys* (Application Software)	9,500	149,958
Take-Two Interactive Software* (Home Entertainment Software)	3,900	128,134
VeriSign* (Internet Software and Services)	5,200	103,168
VERITAS Software* (Systems Software)	4,100	73,083
Williams Industries (Hotels, Restaurants and Leisure)	1,300	33,397
Yahoo!* (Internet Software and Services)	2,800	95,102
		6,574,726
Total Investments 95.6%		8,984,055
Other Assets Less Liabilities 4.4%		417,060
Net Assets 100.0%		$9,401,115

____________
See accompanying notes.

Seligman High-Yield Bond Portfolio

	Principal Amount, Shares, or Warrants		Value
Corporate Bonds 93.7%
Aerospace 4.1%
BE Aerospace 9.50%, 11/1/2008	$75,000		$78,000
Hexcel 9.875%, 10/1/2008	50,000		56,250
K & F Industries 9.625%, 12/15/2010	25,000		27,938
Sequa 9%, 8/1/2009	50,000		55,250
Transdigm 8.375%, 7/15/2011	25,000		26,875
			244,313
Auto 3.5%
Goodyear Tire & Rubber 7.857%, 8/15/2011	50,000		47,375
Stoneridge 11.50%, 5/1/2012	50,000		56,875
Tenneco Automotive 10.25%, 7/15/2013	50,000		57,250
TRW Automotive Acquisition:
9.375%, 2/15/2013	25,000		28,688
11%, 2/15/2013	16,000		19,120
			209,308
Broadcasting 2.1%
Granite Broadcasting 9.75%, 12/1/2010	25,000		23,250
Nextmedia Operating 10.75%, 7/1/2011	25,000		28,281
Paxson Communications 0% (12.25%**), 1/15/2009	25,000		21,562
Sinclair Broadcast Group 8%, 3/15/2012	25,000		26,063
Young Broadcasting 10%, 3/1/2011	25,000		25,875
			125,031
Building Products 2.3%
Associated Materials 9.75%, 4/15/2012	50,000		57,625
Euramax International 8.50%, 8/15/2011	25,000		26,750
THL Buildco (Nortek) 8.50%, 9/1/2014†	25,000		26,312
Texas Industries 10.25%, 6/15/2011	25,000		28,875
			139,562
Cable 4.6%
Charter Communications 0% (11.75%**), 5/15/2011	100,000		62,500
Charter Communications Holdings 10.25%, 9/15/2010	100,000		102,625
CSC Holdings 7.875%, 12/15/2007	25,000		26,656
Insight Midwest/Insight Capital 10.50%, 11/1/2010	50,000		55,000
Mediacom Broadband 11%, 7/15/2013	25,000		26,750
			273,531
Capital Goods 3.5%
Blount 8.875%, 8/1/2012	25,000		26,688
Columbus McKinnon 10%, 8/1/2010	25,000		27,625
JLG Industries 8.375%, 6/15/2012	50,000		52,500
NMHG Holding 10%, 5/15/2009	25,000		27,625
Norcross Safety Products 9.875%, 8/15/2011	25,000		27,250
Park-Ohio Industries 9.25%, 12/1/2007	50,000		51,000
			212,688
Chemicals 10.0%
ARCO Chemical 9.80%, 2/1/2020	25,000		26,188
Equistar Chemicals 10.125%, 9/1/2008	25,000		28,313
Hines Nurseries 10.25%, 10/1/2011	25,000		26,625
Huntsman ICI Chemicals 10.125%, 7/1/2009	75,000		79,125
International Specialty Holdings 10.625%, 12/15/2009	50,000		55,250
Koppers 9.875%, 10/15/2013	25,000		27,750
Lyondell Chemical 11.125%, 7/15/2012	50,000		58,250
Millennium America 9.25%, 6/15/2008	25,000		27,688
Nalco Financial Holdings 0% (9%**), 2/1/2014†	75,000		53,625
Nova Chemicals 7%, 5/15/2006	25,000		26,375
Polyone 10.625%, 5/15/2010	50,000		55,000
Resolution Performance Products 9.50%, 4/15/2010	50,000		51,875
Rockwood Specialties Group 10.625%, 5/15/2011	25,000		27,625
Terra Capital 11.50%, 6/1/2010	50,000		56,750
			600,439
Consumer Products 1.8%
Jostens Holding 0% (10.25%**), 12/1/2013	75,000		51,937
Playtex Products 9.375%, 6/1/2011	25,000		25,750
Rayovac 8.50%, 10/1/2013	25,000		27,250
			104,937
Containers 3.5%
Anchor Glass Container 11%, 2/15/2013	25,000		28,625
BWAY 10%, 10/15/2010	25,000		27,500
Crown Cork & Seal 8%, 4/15/2023	25,000		23,375
Crown European Holdings 9.50%, 3/1/2011	25,000		28,000
Owens-Illinois:
7.50%, 5/15/2010	50,000		51,375
7.80%, 5/15/2018	25,000		24,375
Pliant 11.125%, 9/1/2009	25,000		26,125
			209,375
Diversified Telecommunication 2.3%
Qwest 7.875%, 9/1/2011†	75,000		78,188
Qwest Services 14%, 12/15/2010†	50,000		58,625
			136,813
Electric 0.9%
CMS Energy 9.875%, 10/15/2007	25,000		27,906
MSW Energy Holdings 8.50%, 9/1/2010	25,000		27,500
			55,406
Energy 4.3%
Chesapeake Energy 8.375%, 11/1/2008	25,000		27,375
Dynegy Holdings 8.75%, 2/15/2012	25,000		26,125
El Paso 7.875%, 6/15/2012	50,000		49,875
El Paso Production Holdings 7.75%, 6/1/2013	25,000		25,188
Frontier Oil 6.625%, 10/1/2011†	25,000		25,437
Williams Companies 6.75%, 4/15/2009†	100,000		104,750
			258,750
Environmental 0.9%
Allied Waste North America:
7.625%, 1/1/2006	25,000		26,219
8.50%, 12/1/2008	25,000		27,250
			53,469
Finance 0.9%
Jostens IH 7.625%, 10/1/2012†	25,000		25,250
Western Financial Bank 9.625%, 5/15/2012	25,000		28,375
			53,625
Food and Beverage 2.6%
Land O' Lakes 8.75%, 11/15/2011	50,000		47,000
Pilgrim's Pride 9.25%, 11/15/2013	50,000		55,250
Seminis Vegetable Seeds 10.25%, 10/1/2013	50,000		56,000
			158,250
Food and Drug 1.7%
General Nutrition Centers 8.50%, 12/1/2010	25,000		25,687
Rite Aid:
8.125%, 5/1/2010	50,000		52,750
7.70%, 2/15/2027	25,000		21,062
			99,499
Gaming 1.8%
Harrah's Operating 7.875%, 12/15/2005	50,000		52,938
MGM Grand 9.75%, 6/1/2007	25,000		27,906
Park Place Entertainment 9.375%, 2/15/2007	25,000		27,938
			108,782
Health Care Facilities and Supplies 2.2%
Alliance Imaging 10.375%, 4/15/2011	50,000		54,562
Medex 8.875%, 5/15/2013	50,000		54,750
Universal Hospital Services 10.125%, 11/1/2011	25,000		25,500
			134,812
Leisure 0.8%
Intrawest 7.50%, 10/15/2013†	25,000		26,031
Six Flags 8.875%, 2/1/2010	25,000		23,562
			49,593
Lodging 1.8%
John Q. Hammons Hotels 8.875%, 5/15/2012	25,000		28,000
Host Marriot 9.50%, 1/15/2007	25,000		27,812
MeriStar Hospitality 9.125%, 1/15/2011	50,000		52,625
			108,437
Metals and Mining 6.0%
AK Steel 7.875%, 2/15/2009	50,000		49,875
Gerdau AmeriSteel 10.375%, 7/15/2011	50,000		57,250
IMCO Recycling 10.375%, 10/15/2010	75,000		82,875
Earle M. Jorgensen 9.75%, 6/1/2012	25,000		27,875
Neenah Foundry 11%, 9/30/2010	50,000		54,875
UCAR Finance 10.25%, 2/15/2012	25,000		28,750
United States Steel 10.75%, 8/1/2008	51,000		60,435
			361,935
Paper and Forest Products 6.1%
Ainsworth Lumber 7.25%, 10/1/2012†	25,000		25,375
Buckeye Technologies 8%, 10/15/2010	50,000		49,250
Caraustar Industries 9.875%, 4/1/2011	50,000		53,750
Georgia-Pacific 7.50%, 5/15/2006	75,000		79,688
Jefferson Smurfit 8.25%, 10/1/2012	25,000		27,688
Longview Fibre 10%, 1/15/2009	50,000		54,750
Newark Group 9.75%, 3/15/2014†	50,000		51,750
Tembec Industries 8.50%, 2/1/2011	25,000		26,250
			368,501
Publishing 4.8%
Dex Media 0% (9%**), 11/15/2013	175,000		129,062
Houghton Mifflin 9.875%, 2/1/2013	50,000		52,750
Primedia 8.875%, 5/15/2011	25,000		25,125
Vertis:
9.75%, 4/1/2009	25,000		27,000
10.875%, 6/15/2009	25,000		27,000
13.50%, 12/7/2009†	25,000		25,125
			286,062
Restaurants 1.3%
Buffets 11.25%, 7/15/2010	25,000		26,625
Denny's 10%, 10/1/2012†	25,000		25,219
Domino's 8.25%, 7/1/2011	22,000		23,925
			75,769
Satellite 1.3%
EchoStar:
10.375%, 10/1/2007	50,000		52,719
5.75%, 10/1/2008	25,000		25,250
			77,969
Services 1.8%
Mail-Well 9.625%, 3/15/2012	25,000		27,625
Mobile Mini 9.50%, 7/1/2013	25,000		27,875
Williams Scotsman:
9.875%, 6/1/2007	25,000		24,062
10%, 8/15/2008	25,000		26,938
			106,500
Stores 1.3%
Asbury Automotive Group 9%, 6/15/2012	25,000		26,500
Central Garden & Pet 9.125%, 2/1/2013	25,000		27,562
Hollywood Entertainment 9.625%, 3/15/2011	25,000		26,875
			80,937
Technology 1.6%
AMI Semiconductor 10.75%, 2/1/2013	32,000		37,440
Xerox 9.75%, 1/15/2009	50,000		58,500
			95,940
Textile and Apparel 0.9%
Russell 9.25%, 5/1/2010	50,000		54,500
Utilities 4.5%
AES 9.375%, 9/15/2010	25,000		28,281
Calpine:
8.50%, 7/15/2010†	50,000		38,500
8.75%, 7/15/2013†	25,000		19,000
9.625%, 10/1/2014†	75,000		74,063
Edison Mission Energy 7.73%, 6/15/2009	50,000		52,750
National Waterworks (Series B) 10.50%, 12/1/2012	25,000		28,500
NRG Energy 8%, 12/15/2013†	25,000		26,906
			268,000
Wireless 4.4%
Alamosa Delaware 11%, 7/31/2010	50,000		56,875
Centenial Cellular Operating 10.75%, 12/15/2008	22,000		22,990
Centennial Communications 8.625%, 2/1/2014†	25,000		23,969
Nextel Communications 9.375%, 11/15/2009	25,000		26,594
Nextel Partners:
12.50%, 11/15/2009	9,000		10,440
8.125%, 7/1/2011	25,000		26,625
Rural Cellular:
9.75%, 1/15/2010	25,000		21,875
9.875%, 2/1/2010	25,000		24,875
Western Wireless 9.25%, 7/15/2013	50,000		51,250
			265,493
Wireless Tower 4.1%
American Tower:
9.375%, 2/1/2009	33,000		35,145
7.50%, 5/1/2012	50,000		51,250
7.125%, 10/15/2012†	25,000		24,875
Crown Castle International 10.75%, 8/1/2011	50,000		55,875
SBA Telecommunications 0% (9.75%**), 12/15/2011	100,000		81,500
			248,645
Total Corporate Bonds			5,626,871
Preferred Stocks 0.7%
Publishing 0.7%
Primedia 8.625%	500	shs.	41,750
Asset-Backed Securities†† 0.3%
Utilities 0.3%
Midland Funding 11.75%, 7/23/2005	$17,208		18,307
Warrants 0.1%
Wireless Tower 0.1%
American Tower†	25	wts.	4,712
Repurchase Agreement 4.4%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$265,012 collateralized by:
$275,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $273,453	$265,000		265,000

Total Investments 99.2%			5,956,640
Other Assets Less Liabilities 0.8%			47,245
Net Assets 100.0%			$6,003,885
____________
See accompanying notes.

Seligman Income and Growth Portfolio

	Shares or Principal Amount		Value
Common Stocks 59.5%
Aerospace and Defense 1.6%
General Dynamics	200	shs.	$20,420
L-3 Communications Holdings*	310		20,770
			41,190
Auto Components 0.6%
Lear*	300		16,335
Beverages 1.6%
Coca-Cola	550		22,028
PepsiCo	400		19,460
			41,488
Biotechnology 0.9%
Amgen*	210		11,927
Gilead Sciences*	120		4,485
MedImmune*	300		7,105
			23,517
Building Products 0.5%
Masco	360		12,431
Capital Markets 0.9%
The Bank of New York	420		12,251
Goldman Sachs Group	30		2,797
Merrill Lynch	80		3,978
Morgan Stanley	110		5,423
			24,449
Chemicals 1.4%
Dow Chemical	300		13,554
Praxair	500		21,370
			34,924
Commercial Banks 2.6%
Bank of America	400		17,332
U.S. Bancorp	670		19,363
Wachovia	460		21,597
Wells Fargo	160		9,541
			67,833
Commercial Services and Supplies 1.0%
ServiceMaster	1,270		16,332
Waste Management	390		10,663
			26,995
Communications Equipment 1.7%
Andrew*	1,130		13,826
Cisco Systems*	1,090		19,680
QUALCOMM	260		10,149
			43,655
Computers and Peripherals 3.2%
Dell*	710		25,241
EMC*	1,370		15,810
Hewlett-Packard	510		9,562
International Business Machines	380		32,581
			83,194
Consumer Finance 1.1%
American Express	190		9,777
Capital One Financial	100		7,390
MBNA	490		12,348
			29,515
Diversified Financials 2.4%
Citigroup	963		42,488
J.P. Morgan Chase	460		18,276
			60,764
Diversified Telecommunication 0.4%
SBC Communications	260		6,747
Verizon Communications	110		4,332
			11,079
Electronic Equipment and Instruments 0.3%
Jabil Circuit*	370		8,510
Energy Equipment and Services 0.5%
Noble*	100		4,495
Rowan Companies*	310		8,184
			12,679
Food and Staples Retailing 1.8%
Kroger*	670		10,398
Sysco	200		5,984
Wal-Mart Stores	560		29,792
			46,174
Food Products 0.5%
Dean Foods*	410		12,308
Health Care Providers and Services 1.2%
Aetna	100		9,993
Andrx*	320		7,147
Anthem*	100		8,725
Laboratory Corporation of America Holdings*	100		4,372
			30,237
Hotels, Restaurants and Leisure 1.2%
Carnival	450		21,281
Marriott International (Class A)	210		10,912
			32,193
Household Durables 0.3%
Pulte Homes	110		6,751
Household Products 1.3%
Colgate-Palmolive	120		5,422
Procter & Gamble	500		27,060
			32,482
Industrial Conglomerates 3.3%
General Electric	1,610		54,064
Tyco International	1,020		31,273
			85,337
Insurance 3.1%
American International Group	460		31,275
Hartford Financial Services Group	180		11,147
PartnerRe	160		8,750
Prudential Financial	460		21,638
XL Capital (Class A)	100		7,399
			80,209
Internet and Catalog Retail 0.4%
eBay*	100		9,197
Machinery 1.3%
Deere	200		12,910
Illinois Tool Works	220		20,497
			33,407
Media 2.1%
Clear Channel Communications*	420		13,091
Time Warner*	1,220		19,691
Tribune	300		12,345
Univision Communications (Class A)*	320		10,115
			55,242
Metals and Mining 0.4%
Freeport-McMoRan Copper & Gold (Class B)	240		9,720
Multi-Line Retail 0.5%
Target	270		12,218
Multi-Utilities and Unregulated Power 0.7%
Dominion Resources	50		3,263
Duke Energy	600		13,734
			16,997
Oil and Gas 5.0%
BP (ADR) (United Kingdom)	160		9,205
ChevronTexaco	360		19,310
ConocoPhillips	300		24,855
Exxon Mobil	984		47,557
Noble Energy	250		14,560
Occidental Petroleum	260		14,542
			130,029
Paper and Forest Products 0.4%
Weyerhaeuser	140		9,307
Pharmaceuticals 5.4%
Abbott Laboratories	420		17,791
Forest Laboratories*	150		6,747
Johnson & Johnson	460		25,912
Novartis (ADR) (Switzerland)	620		28,935
Pfizer	1,330		40,698
Watson Pharmaceuticals*	250		7,365
Wyeth	350		13,090
			140,538
Real Estate 0.5%
Apartment Investment & Management (Class A)	400		13,912
Semiconductors and Semiconductor Equipment 1.2%
Intel	960		19,238
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	1,711		12,217
			31,455
Software 4.1%
Computer Associates International	820		21,566
Microsoft	2,120		58,607
Oracle*	370		4,179
Symantec*	310		17,030
Synopsys*	300		4,736
			106,118
Specialty Retail 1.2%
Advance Auto Parts*	150		5,160
Michaels Stores	310		18,355
Tiffany	210		6,455
			29,970
Thrifts and Mortgage Finance 1.0%
Fannie Mae	200		12,680
Freddie Mac	200		13,048
			25,728
Tobacco 1.3%
Altria Group	710		33,398
Wireless Telecommunication Services 0.6%
American Tower (Class A)*	370		5,680
Crown Castle International*	630		9,374
			15,054
Total Common Stocks			1,536,539
US Government and Government
Agency Securities 22.5%
US Government Securities 8.2%
US Treasury Bonds 5.375%, 2/15/2031	$20,000		21,431
US Treasury Notes:
2.625%, 11/15/2006	65,000		64,998
3.125%, 10/15/2008	35,000		34,959
2.625%, 3/15/2009	15,000		14,606
3.125%, 4/15/2009	65,000		64,581
5%, 8/15/2011	10,000		10,750

Total US Government Securities			211,325
Mortgage-Backed Securities†† 6.0%
Federal Home Loan Mortgage ("Freddie Mac") Gold:
4.50%, 11/1/2007	1,945		1,968
5.50%, 6/1/2018	5,810		6,012
8%, 12/1/2023	3,676		4,025
4.50%, 8/1/2033	84,666		81,785
5%, 8/1/2033	7,031		6,986
Federal National Mortgage Association ("Fannie Mae"):
7%, 2/1/2012	1,304		1,383
8.50%, 9/1/2015	1,694		1,815
7%, 1/1/2032	4,233		4,493
5.50%, 8/1/2033	12,502		12,699
5%, 5/1/2034	34,483		34,174
Total Mortgage-Backed Securities			155,340
Agency Securities 8.3%
Freddie Mac:
4.125%, 2/24/2011	30,000		29,566
4.65%, 10/10/2013	75,000		74,729
5.50%, 8/20/2019	45,000		45,055
Fannie Mae:
2.81%, 9/28/2006	40,000		39,944
2.50%, 7/16/2007	25,000		24,604
Total Agency Securities			213,898
Total US Government and
Government Agency Securities			580,563
Corporate Bonds 15.2%
Aerospace & Defense 0.2%
Boeing Capital 5.80%, 1/15/2013	5,000		5,374
Beverages 0.2%
Anheuser-Busch 4.625%, 2/1/2015	5,000		4,963
Capital Markets 1.0%
Goldman Sachs Group 5%, 10/1/2014	10,000		9,911
Morgan Stanley 3.875%, 1/15/2009	15,000		15,016
			24,927
Chemicals 0.8%
E.I. du Pont de Nemours 4.875%, 4/30/2014	20,000		20,414
Commercial Banks 1.8%
Bank One 5.90%, 11/15/2011	15,000		16,080
Key Bank 5%, 7/17/2007	15,000		15,622
SunTrust Banks 4.25%, 10/15/2009	15,000		15,219
			46,921
Commercial Services and Supplies 0.4%
International Lease Finance 6.375%, 3/15/2009	10,000		10,965
Computers and Peripherals 0.5%
International Business Machines 8.375%, 11/1/2019	10,000		13,200
Consumer Finance 3.6%
Capital One Bank 5.75%, 9/15/2010	15,000		16,011
Ford Motor Credit:
7.375%, 10/28/2009	5,000		5,482
7%, 10/1/2013	15,000		15,886
General Motors Acceptance 2.51%, 1/16/2007	25,000		25,056
SLM 4%, 1/15/2009	10,000		10,033
			72,468
Diversified Financial Services 1.8%
CIT Group 4.75%, 12/15/2010	15,000		15,236
Citigroup 2%, 6/9/2009	10,000		10,018
General Electric Capital 2.148%, 9/15/2014	20,000		20,022
			45,276
Diversified Telecommunication Services 0.9%
Sprint Capital 8.375%, 3/15/2012	20,000		24,257
Food and Staples Retailing 0.9%
Safeway 7.50%, 9/15/2009	20,000		22,676
Health Care Providers and Services 0.4%
UnitedHealth Group 3.30%, 1/30/2008	10,000		9,943
Household Durables 0.4%
Fortune Brands 2.875%, 12/1/2006	10,000		9,969
Household Products 0.7%
Procter & Gamble 6.875%, 9/15/2009	15,000		17,089
Media 0.2%
Time Warner 9.15%, 2/1/2023	5,000		6,460
Multi-Utilities and Unregulated Power 1.6%
Carolina Power & Light 5.95%, 3/1/2009	15,000		16,079
Dominion Resources 6.75%, 12/15/2032	10,000		10,719
Duke Capital 4.37%, 3/1/2009	10,000		10,093
Duke Energy 5.30%, 10/1/2015	5,000		5,158
			42,049
Wireless Telecommunication Services 0.6%
Verizon Wireless Capital 5.375%, 12/15/2006	15,000		15,710
Total Corporate Bonds			392,661

Repurchase Agreement 2.3%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$61,003 collateralized by:
$65,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $64,634	61,000		61,000
Total Investments 99.5%			2,570,763
Other Assets Less Liabilities 0.5%			12,862
Net Assets 100.0%			$2,583,625
____________
See accompanying notes.

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 95.6%
Brazil 0.8%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	1,148	$25,796
Canada 7.6%
Canadian National Railway (Road and Rail)	802	39,186
Petro - Canada (Oil and Gas)	551	28,629
Research In Motion* (Communications Equipment)	2,300	175,571
SNC-Lavalin Group (Construction and Engineering)	427	16,317
		259,703
France 12.0%
Alcatel* (Communications Equipment)	3,900	45,648
Club Mediterranee* (Hotels, Restaurants and Leisure)	600	28,401
Essilor International (Health Care Equipment and Supplies)	1,300	83,627
PSA Peugeot Citroen (Automobiles)	600	37,012
Pinault-Printemps-Redoute* (Multi-Line Retail)	227	20,876
Rodriguez Group (Leisure Equipment and Products)	600	29,884
Total* (Oil and Gas)	400	81,561
Unibail (Real Estate)	500	60,216
Vivendi Universal* (Media)	800	20,569
		407,794
Germany 8.3%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	400	55,886
Allianz (Insurance)	600	60,496
Bayerische Hypo-und Vereinsbank (Commercial Banks)	2,857	54,957
Continental (Auto Components)	800	43,539
DaimlerChrysler (Automobiles)	500	20,710
Muenchener Rueckversicherungs-Gesellschaft (Insurance)	485	46,781
		282,369
Greece 1.2%
EFG Eurobank Ergasias (Commercial Banks)	1,700	39,297
Hong Kong 4.7%
CNOOC (ADR) (Oil and Gas)	1,000	52,600
Esprit Holdings* (Specialty Retail)	11,500	58,871
Hutchison Whampoa (Industrial Conglomerates)	6,000	46,870
		158,341
India 2.0%
Infosys Technologies (ADR) (IT Services)	1,200	67,854
Ireland 5.6%
Elan (ADR)* (Pharmaceuticals)	8,200	191,880
Italy 2.4%
Autostrade (Transportation Infrastructure)	2,100	44,973
Saipem (Energy Equipment and Services)	3,400	38,234
		83,207
Japan 9.1%
Japan Tobacco (Tobacco)	9	75,316
Kao (Household Products)	1,000	22,096
MINEBEA (Machinery)	7,000	28,583
Nintendo (Software)	200	24,463
OBIC (IT Services)	100	18,795
Pioneer (Household Durables)	1,000	20,972
Suzuki Motor (Automobiles)	2,000	32,804
Trend Micro (Software)	2,000	86,014
		309,043
Luxembourg 1.2%
SES Global (FDR) (Media)	4,048	39,462
Netherlands 4.1%
European Aeronautic Defence and Space* (Aerospace and Defense)	2,813	74,617
Royal Numico* (Food Products)	2,000	63,745
		138,362
Russia 3.9%
Gazprom (ADR) (Energy Equipment and Services)	700	25,101
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	300	43,497
LUKOIL (ADR) (Oil and Gas)	500	62,375
		130,973
South Korea 5.6%
Hyundai Motor (Automobiles)	1,210	55,744
Kia Motors (Automobiles)	2,720	25,017
LG Electronics (Household Durables)	1,880	109,014
		189,775
Sweden 3.1%
Telefonaktiebolaget LM Ericsson (ADR)* (Communications Equipment)	3,400	106,233
Switzerland 4.2%
Novartis (Pharmaceuticals)	500	23,322
Roche Holding (Pharmaceuticals)	572	59,246
Swatch Group (Class B) (Textiles, Apparel and Luxury Goods)	2,120	58,495
		141,063
United Kingdom 19.8%
BHP Billiton (Metals and Mining)	2,300	24,241
BP (Oil and Gas)	8,300	79,384
British Airways* (Airlines)	13,200	49,590
Capita Group (Commercial Services and Supplies)	7,123	42,450
The Carphone Warehouse Group (Specialty Retail)	24,748	66,829
EMI Group (Media)	9,117	36,493
GUS (Internet and Catalog Retail)	4,628	75,492
InterContinental Hotels Group (Hotels, Restaurants and Leisure)	5,000	56,942
Kesa Electricals (Specialty Retail)	4,589	23,512
Kingfisher (Specialty Retail)	6,379	35,644
Rolls-Royce Group (Aerospace and Defense)	12,595	57,811
Standard Chartered (Commercial Banks)	3,500	60,120
Vodafone Group (Wireless Telecommunication Services)	27,100	64,968
		673,476
Total Investments 95.6%		3,244,628
Other Assets Less Liabilities 4.4%		148,784
Net Assets 100.0%		$3,393,412
____________
See accompanying notes.

Seligman Investment Grade Fixed Income Portfolio

	Principal
	Amount	Value
US Government and Government
Agency Securities 62.3%
US Government Securities 17.8%
US Treasury Bonds 5.375%, 2/15/2031	$105,000	$112,514
US Treasury Notes:
2.625%, 11/15/2006	190,000	189,992
3.125%, 10/15/2008	90,000	89,895
3.125%, 4/15/2009	190,000	188,775
5%, 8/15/2011	15,000	16,126
4.25%, 11/15/2013	175,000	177,311
Total US Government Securities		774,613
Mortgage-Backed Securities†† 30.7%
Federal Home Loan Mortgage ("Freddie Mac") Gold:
4.50%, 11/1/2007	122,544	123,960
6%, 11/1/2010	8,844	9,343
5.50%, 6/1/2018	38,260	39,592
8%, 12/1/2023	5,971	6,539
5.50%, 4/1/2029	98,731	100,585
6.50%, 7/1/2032	167,223	175,613
6%, 12/1/2032	145,511	150,556
4.50%, 8/1/2033	202,258	195,374
5%, 8/1/2033	46,300	46,007
Federal National Mortgage Association ("Fannie Mae"):
7%, 1/1/2008	20,345	21,586
7%, 2/1/2012	8,587	9,111
8.50%, 9/1/2015	7,058	7,562
6.50%, 5/1/2017	27,629	29,276
5.50%, 2/1/2018	58,767	60,849
7%, 1/1/2032	27,875	29,587
7%, 5/1/2032	73,435	77,945
5.50%, 8/1/2033	82,331	83,628
5%, 5/1/2034	167,489	165,990
Total Mortgage-Backed Securities		1,333,103
Agency Securities 13.8%
Freddie Mac:
4.125%, 2/24/2011	80,000	78,843
4.65%, 10/10/2013	250,000	249,097
5.50%, 8/20/2019	110,000	110,134
Fannie Mae 2.81%, 9/28/2006	105,000	104,853
Private Export Funding 5.685%, 5/15/2012	50,000	54,315
Total Agency Securities		597,242
Total US Government and
Government Agency Securities		2,704,958
Corporate Bonds 26.7%
Aerospace and Defense 0.6%
Boeing Capital 5.80%, 1/15/2013	25,000	26,868
Beverages 0.6%
Anheuser-Busch 4.625%, 2/1/2015	25,000	24,816
Capital Markets 1.5%
Goldman Sachs Group 5%, 10/1/2014	20,000	19,822
Morgan Stanley 3.875%, 1/15/2009	45,000	45,049
		64,871
Chemicals 1.2%
E.I. du Pont de Nemours 4.875%, 4/30/2014	50,000	51,034
Commercial Banks 2.4%
Bank One 5.90%, 11/15/2011	40,000	42,880
KeyBank 5%, 7/17/2007	30,000	31,245
SunTrust Banks 4.25%, 10/15/2009	30,000	30,438
		104,563
Commercial Services and Supplies 0.5%
International Lease Finance 6.375%, 3/15/2009	20,000	21,930
Computers and Peripherals 0.8%
International Business Machines 8.375%, 11/1/2019	25,000	33,000
Consumer Finance 4.6%
Capital One Bank 5.75%, 9/15/2010	35,000	37,359
Ford Motor Credit:
7.375%, 10/28/2009	15,000	16,447
7%, 10/1/2013	40,000	42,362
General Motors Acceptance 2.51%, 1/16/2007	55,000	55,124
SLM 4%, 1/15/2009	50,000	50,163
		201,455
Diversified Financial Services 3.1%
CIT Group 4.75%, 12/15/2010	55,000	55,864
Citigroup 2%, 6/9/2009	25,000	25,045
General Electric Capital 2.148%, 9/15/2014	55,000	55,060
		135,969
Diversified Telecommunication Services 1.5%
Sprint Capital 8.375%, 3/15/2012	55,000	66,708
Food and Staples Retailing 1.2%
Safeway 7.50%, 9/15/2009	45,000	51,022
Health Care Providers and Services 1.0%
UnitedHealth Group 3.30%, 1/30/2008	45,000	44,745
Household Durables 0.9%
Fortune Brand 2.875%, 12/1/2006	40,000	39,874
Household Products 1.6%
Procter & Gamble 6.875%, 9/15/2009	60,000	68,356
Media 1.2%
Time Warner 9.15%, 2/1/2023	40,000	51,679
Multi-Utilities and Unregulated Power 2.7%
Carolina Power & Light 5.95%, 3/1/2009	40,000	42,878
Dominion Resources 6.75%, 12/15/2032	25,000	26,797
Duke Capital 4.37%, 3/1/2009	20,000	20,186
Duke Energy 5.30%, 10/1/2015	25,000	25,790
		115,651
Wireless Telecommunication Services 1.3%
Verizon Wireless Capital 5.375%, 12/15/2006	55,000	57,601
Total Corporate Bonds		1,160,142
Asset-Backed Securities†† 2.9%
Aerospace and Defense 2.9%
Peco Energy Transition Trust 6.05%, 3/1/2009	100,000	105,384
PP & L Transition 6.83%, 3/25/2007	21,142	21,469
Total Asset-Backed Securities		126,853
Short-Term Holdings 8.2%
Repurchase Agreement 5.5%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$238,010 collateralized by:
$250,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $248,594	238,000	238,000
US Government Agency Securities 2.7%
Freddie Mac 1.72%, 10/12/2004	120,000	119,937
Total Short-Term Holdings		357,937
Total Investments 100.1%		4,349,890
Other Assets Less Liabilities (0.1)%		(5,709)
Net Assets 100.0%		$4,344,181

____________
See accompanying notes.

Seligman Large-Cap Growth Portfolio

	Shares or Principal Amount		Value
Common Stocks 99.3%
Aerospace and Defense 4.4%
Boeing	1,000	shs.	$51,620
Honeywell International	500		17,930
United Technologies	300		28,014
			97,564
Automobiles 0.7%
Harley-Davidson	250		14,860
Beverages 3.2%
Coca-Cola	1,000		40,050
PepsiCo	600		29,190
			69,240
Biotechnology 4.7%
Amgen*	1,000		56,795
Biogen Idec*	400		24,466
Gilead Sciences*	300		11,212
MedImmune*	500		11,843
			104,316
Communications Equipment 5.2%
Cisco Systems*	2,700		48,749
Nokia (ADR) (Finland)	2,500		34,300
QUALCOMM	800		31,228
			114,277
Computers and Peripherals 5.2%
Dell*	1,000		35,550
EMC*	3,100		35,774
International Business Machines	500		42,870
			114,194
Consumer Finance 0.8%
MBNA	700		17,640
Energy Equipment and Services 1.5%
Schlumberger	500		33,655
Food and Staples Retailing 2.9%
Wal-Mart Stores	1,000		53,200
Walgreen	300		10,749
			63,949
Health Care Equipment and Supplies 4.8%
Baxter International	400		12,864
Guidant	300		19,812
Medtronic	500		25,950
St. Jude Medical*	300		22,581
Zimmer Holdings*	300		23,712
			104,919
Health Care Providers and Services 1.3%
UnitedHealth Group	400		29,496
Hotels, Restaurants and Leisure 2.6%
Hilton Hotels	2,300		43,332
Starbucks*	300		13,649
			56,981
Household Products 2.7%
Procter & Gamble	1,100		59,532
Industrial Conglomerates 7.4%
3M	300		23,991
General Electric	2,750		92,345
Tyco International	1,500		45,990
			162,326
Insurance 3.1%
AFLAC	1,200		47,052
American International Group	300		20,397
			67,449
Internet and Catalog Retail 0.8%
eBay*	200		18,393
IT Services 4.1%
Accenture (Class A)* (Bermuda)	2,000		54,100
First Data	600		26,100
Fiserv*	300		10,456
			90,656
Machinery 3.3%
Caterpillar	500		40,225
Deere	500		32,275
			72,500
Media 2.2%
News Corp. (ADR) (Australia)	700		23,009
Time Warner*	1,500		24,210
			47,219
Multi-Line Retail 3.6%
Kohl's*	900		43,371
Target	800		36,200
			79,571
Pharmaceuticals 13.7%
Abbot Laboratories	900		38,124
Johnson & Johnson	1,400		78,862
Merck	800		26,400
Pfizer	3,330		101,898
Sanofi-Aventis (ADR) (France)	300		10,983
Schering-Plough	1,200		22,872
Wyeth	600		22,440
			301,579
Semiconductors and Semiconductor Equipment 8.7%
Broadcom (Class A)*	1,200		32,742
Intel	4,500		90,180
Texas Instruments	3,200		68,096
			191,018
Software 9.1%
Computer Associates International	2,300		60,490
Microsoft	4,100		113,345
Oracle*	2,300		25,978
			199,813
Specialty Retail 3.3%
Bed Bath & Beyond*	1,000		37,115
Home Depot	900		35,280
			72,395
Total Common Stocks			2,183,542
Repurchase Agreement 1.8%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$40,002 collateralized by:
$45,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $44,747	$40,000		40,000
Total Investments 101.1%			2,223,542
Other Assets Less Liabilities (1.1)%			(24,149)
Net Assets 100.0%			$2,199,393

____________
See accompanying notes.

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 100.3%
Aerospace and Defense 6.4%
Honeywell International	4,000	$143,440
United Technologies	2,000	186,760
		330,200
Automobiles 2.7%
Ford Motor	10,000	140,500
Capital Markets 4.2%
The Bank of New York	7,500	218,775
Chemicals 7.7%
Dow Chemical	5,000	225,900
Praxair	4,000	170,960
		396,860
Commercial Banks 7.2%
Bank of America	4,000	173,320
U.S. Bancorp	7,000	202,300
		375,620
Communications Equipment 2.7%
Cisco Systems*	7,700	139,023
Computers and Peripherals 3.8%
International Business Machines	2,300	197,202
Diversified Financial Services 3.4%
J.P. Morgan Chase	4,500	178,785

Food and Staples Retailing 3.2%
Costco Wholesale*	4,000	166,100
Health Care Equipment and Supplies 5.5%
Baxter International	4,000	128,640
Medtronic	3,000	155,700
		284,340
Industrial Conglomerates 2.6%
General Electric	4,000	134,320
Insurance 8.7%
Allstate	4,000	191,960
St. Paul Travelers Companies	4,200	138,852
UNUMProvident	7,800	122,382
		453,194
Machinery 2.8%
Caterpillar	1,800	144,810
Multi-Line Retail 2.7%
J.C. Penney	4,000	141,120
Multi-Utilities and Unregulated Power 3.3%
AES	17,000	169,830
Oil and Gas 7.6%
ChevronTexaco	3,620	194,177
Valero Energy	2,500	200,525
		394,702
Paper and Forest Products 6.6%
Georgia-Pacific	5,000	179,750
International Paper	4,000	161,640
		341,390
Pharmaceuticals 2.8%
Wyeth	3,900	145,860
Road and Rail 5.5%
CSX	5,000	166,000
Union Pacific	2,000	117,200
		283,200
Specialty Retail 1.8%
The Gap	5,000	93,500
Thrifts and Mortgage Finance 5.5%
Fannie Mae	2,300	145,820
Washington Mutual	3,500	136,780
		282,600
Tobacco 3.6%
Altria Group	4,000	188,160
Total Investments 100.3%		5,200,091
Other Assets Less Liabilities (0.3)%		(13,114)
Net Assets 100.0%		$5,186,977

____________
See accompanying notes.

Seligman Small-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 100.5%
Aerospace and Defense 2.6%
Cubic	310,000	shs.	$7,099,000
Airlines 1.9%
Continental Airlines*	600,000		5,112,000
Beverages 1.1%
Constellation Brands (Class B)*	80,000		3,044,800
Biotechnology 4.8%
Enzon*	400,000		6,378,000
Pharmacopeia*	138,900		689,639
Protein Design Labs*	300,000		5,872,500
			12,940,139
Chemicals 14.3%
Cabot	160,000		6,171,200
Crompton	950,000		9,015,500
Hercules*	135,900		1,936,575
Lyondell Chemical	102,000		2,290,920
Millennium Chemicals*	300,000		6,363,000
Minerals Technologies	110,000		6,474,600
NOVA Chemicals (Canada)	160,000		6,192,000
			38,443,795
Commercial Services and Supplies 9.9%
Brink's	200,000		6,034,000
Korn/Ferry International	400,000		7,292,000
Sotheby's Holdings (Class A)*	500,000		7,860,000
Waste Connections*	170,000		5,385,600
			26,571,600
Communications Equipment 1.8%
Extreme Networks*	1,100,000		4,878,500
Computers and Peripherals 2.6%
Brocade Communications Systems*	1,220,000		6,886,900
Containers and Packaging 1.1%
Smurfit-Stone Container*	150,000		2,903,250
Electrical Equipment 1.5%
EnerSys	306,100		3,933,385
Electronic Equipment and Instruments 2.7%
Trimble Navigation*	230,000		7,279,500
Energy Equipment and Services 5.1%
Hanover Compressor*	500,000		6,725,000
Universal Compression Holdings*	204,100		6,953,687
			13,678,687
Food Products 1.5%
Bunge	100,000		3,998,000
Health Care Providers and Services 7.0%
Andrx*	260,000		5,807,100
Apria Healthcare Group*	230,000		6,267,500
Select Medical	500,000		6,715,000
			18,789,600
Hotels, Restaurants and Leisure 2.6%
Ruby Tuesday	250,000		6,967,500
Household Durables 4.6%
Furniture Brands International	190,000		4,765,200
Harman International Industries	70,000		7,542,500
			12,307,700
Insurance 5.2%
Allmerica Financial*	230,000		6,182,400
W.R. Berkley	90,000		3,794,400
Montpelier Re Holdings	110,000		4,034,800
			14,011,600
IT Services 1.8%
Carreker*	650,000		4,936,750
Machinery 8.0%
Mueller Industries	200,000		8,590,000
Stewart & Stevenson Services	520,900		9,204,303
Terex*	82,000		3,558,800
			21,353,103
Media 1.4%
Cadmus Communications	257,450		3,751,046
Metals and Mining 2.2%
Peabody Energy	100,000		5,950,000
Multi-Line Retail 2.1%
Fred's	320,000		5,752,000
Paper and Forest Products 0.9%
Bowater	60,000		2,291,400
Pharmaceuticals 1.6%
Eon Labs*	200,000		4,348,000
Road and Rail 1.8%
J.B. Hunt Transport Services	130,000		4,826,250
Semiconductors and Semiconductor Equipment 4.0%
Credence Systems*	650,000		4,702,750
Skyworks Solutions	626,000		5,940,740
			10,643,490
Software 2.8%
Accelrys	410,000		2,658,850
Mentor Graphics	440,000		4,820,200
			7,479,050
Thrifts and Mortgage Finance 3.6%
Commercial Federal	250,000		6,745,000
The PMI Group	70,000		2,840,600
			9,585,600
Total Common Stocks			269,762,645
Repurchase Agreement 10.3%
State Street Bank & Trust 1.58%,
dated 9/30/2004, maturing
10/1/2004, in the amount of
$27,514,208 collateralized by:
$28,500,000 US Treasury Notes
1.625%, 9/30/2005, with a fair
market value of $28,339,688	$27,513,000		27,513,000
Total Investments 110.8%			297,275,645
Other Assets Less Liabilities (10.8)%			(28,929,217)
Net Assets 100.0%			$268,346,428

____________
*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
Ø	Warrants or rights attached.
ADR -	American Depository Receipts.
FDR -	Fiduciary Depository Receipts.
GDR -	Global Depository Receipts.
See accompanying notes.

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2004

1.	Organization - Seligman Portfolios, Inc. (the “Fund”) consists of 15 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Frontier Portfolio (“Frontier Portfolio”), Seligman Global Growth Portfolio (“Global Growth Portfolio”), Seligman Global Smaller Companies Portfolio (“Global Smaller Companies Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman High-Yield Bond Portfolio (“High-Yield Bond Portfolio”), Seligman Income and Growth Portfolio (“Income and Growth Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Growth Portfolio (“Large-Cap Growth Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Small-Cap Value Portfolio (“Small-Cap Value Portfolio”).

2.

Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices (for equity securities) or (for fixed income securities) by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve. If such prices are not available, the securities are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, certain Portfolios may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the “Board”) has authorized the use of a third-party service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities held by the Global Growth, Global Smaller Companies, Global Technology and International Growth Portfolios. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility in the US markets.

The books and records of each Portfolio are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method that approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values.

3.	At September 30, 2004, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Portfolio	$14,324,030	$1,153,124	$502,637	$650,487
Common Stock Portfolio	9,703,769	1,200,362	603,477	596,885
Communications and Information Portfolio	66,041,824	4,582,873	8,895,735	(4,312,862)
Frontier Portfolio	5,313,168	1,107,441	336,179	771,262
Global Growth Portfolio	2,093,230	302,114	27,881	274,233
Global Smaller Companies Portfolio	5,364,823	607,303	473,952	133,351
Global Technology Portfolio	9,126,589	814,050	956,584	(142,534)
High-Yield Bond Portfolio	5,661,707	325,037	30,104	294,933
Income and Growth Portfolio	2,424,040	201,853	55,130	146,723
International Growth Portfolio	2,843,405	450,335	49,112	401,223
Investment Grade Portfolio	4,314,416	44,336	8,862	35,474
Large-Cap Growth Portfolio	2,228,220	126,435	131,113	(4,678)
Large-Cap Value Portfolio	4,663,370	925,732	389,011	536,721
Small-Cap Value Portfolio	252,687,045	68,645,526	24,056,926	44,588,600

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino

President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino

President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel

Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.